Accounts Receivable - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
Receivables [Abstract]
Expected invoiced period for billable amounts	12 months
Contract receivables	$ 135.8	$ 137.5	$ 138.9
Percentage of contract receivables	79.00%	78.00%	77.00%
Revenue in excess of billings on uncompleted contracts	68.4	74.1	85.4
Revenue from customer-requested work	17.8	14.6	19.0
Threshold of contractual operating cycles	1 year	1 year
Exception of invoice and collect unbilled receivables	$ 18.6	$ 19.6